Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income statement
Other income	$ 393	$ 247	$ 662
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(28,022)	(27,527)	(24,120)
Loss from equity accounted investments, related impairments and expenses:
Loss from operations	(952)	(566)	(636)
Net finance costs	(1,064)	(1,245)	(1,417)
Loss before taxation	(1,060)	(650)	(763)
Income tax benefit	242	(2,320)	(243)
Loss after taxation	(818)	(2,970)	(1,006)
Balance sheet movement
Trade and other payables	(406)	(719)	(512)
Cash flow statement
Loss before taxation	(1,060)	(650)	(763)
Net finance costs	1,064	1,245	1,417
Changes in assets and liabilities:
Trade and other payables	406	719	512
Net operating cash flows	17,871	18,461	16,804
Net investing cash flows	2,607	(5,921)	(4,161)
Net decrease in cash and cash equivalents	(10,495)	1,650	3,047
Samarco dam failure [member]
Income statement
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(57)	(57)	(82)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(96)	(80)	(134)
Samarco Germano dam decommissioning	(263)
Samarco dam failure provision	(586)	(429)	(38)
Loss from operations	(952)	(566)	(254)
Net finance costs	(108)	(84)	(127)
Loss before taxation	(1,060)	(650)	(381)
Income tax benefit	0	0	0
Loss after taxation	(1,060)	(650)	(381)
Balance sheet movement
Trade and other payables	4	4	(3)
Provisions	(629)	(228)	143
Net (liabilities)/assets	(625)	(224)	140
Cash flow statement
Loss before taxation	(1,060)	(650)	(381)
Share of loss relating to the Samarco dam failure	96	80	134
Samarco Germano dam decommissioning	263
Samarco dam failure provision	586	429	38
Net finance costs	108	84	127
Changes in assets and liabilities:
Trade and other payables	(4)	(4)	3
Net operating cash flows	(11)	(61)	(79)
Net investment and funding of equity accounted investments	(424)	(365)	(442)
Net investing cash flows	(424)	(365)	(442)
Net decrease in cash and cash equivalents	$ (435)	$ (426)	$ (521)